Exhibit 99.1

World Omni Select Auto Trust 2024-A
Monthly Servicer Certificate
October 31, 2024

Dates Covered
Collections Period	10/01/24 - 10/31/24
Interest Accrual Period	10/15/24 - 11/14/24
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/24	734,436,989.30	25,228
Principal Payments	24,162,752.37	583
Defaulted Receivables	3,044,376.68	93
Repurchased Accounts	0.00	0
Pool Balance at 10/31/24	707,229,860.25	24,552

Pool Statistics	$ Amount	# of Accounts
Pool Factor	88.63%
Prepayment ABS Speed	2.01%
Aggregate Starting Principal Balance	797,946,062.88	26,473

Delinquent Receivables:
Past Due 31-60 days	28,512,034.26	1,075
Past Due 61-90 days	7,797,366.71	284
Past Due 91-120 days	1,770,005.91	74
Past Due 121+ days	0.00	0
Total	38,079,406.88	1,433

Total 31+ Delinquent as % Ending Pool Balance	5.38%
Total 61+ Delinquent as % Ending Pool Balance	1.35%
Delinquency Trigger Occurred	NO

Recoveries	1,387,829.63
Aggregate Net Losses/(Gains) - October 2024	1,656,547.05
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	2.71%
Prior Net Losses/(Gains) Ratio	0.69%
Second Prior Net Losses/(Gains) Ratio	0.10%
Third Prior Net Losses/(Gains) Ratio	0.00%
Four Month Average	0.88%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.27%

Overcollateralization Target Amount	42,433,791.62
Actual Overcollateralization	34,325,428.87
Weighted Average Contract Rate	10.79%
Weighted Average Remaining Term	63.33

Flow of Funds	$ Amount
Collections	31,877,093.40
Investment Earnings on Cash Accounts	19,735.47
Servicing Fee	(765,038.53)
Transfer to Collection Account	-
Available Funds	31,131,790.34

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per calendar year)	-
(2) Class A Interest	2,388,956.31
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	158,464.83
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	254,347.92
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Noteholders' Fourth Priority Principal Distributable Amount	-
(9) Noteholders' Fifth Priority Principal Distributable Amount	-
(10) Required Reserve Account	-
(11) Noteholders' Principal Distributable Amount	28,330,021.28
(12) Asset Representation Reviewer Amounts (in excess of 1)	-
(13) Distribution to Certificateholders	-

Total Distributions of Available Funds	31,131,790.34

Servicing Fee	765,038.53
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	610,430,000.00
Original Class B	36,710,000.00
Original Class C	57,050,000.00
Original Class D	39,900,000.00
Original Class E	29,920,000.00

Total Class A, B, C, D, & E
Note Balance @ 10/15/24	701,234,452.66
Principal Paid	28,330,021.28
Note Balance @ 11/15/24	672,904,431.38

Class A-1
Note Balance @ 10/15/24	62,224,452.66
Principal Paid	28,330,021.28
Note Balance @ 11/15/24	33,894,431.38
Note Factor @ 11/15/24	25.1069862%

Class A-2a
Note Balance @ 10/15/24	215,250,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	215,250,000.00
Note Factor @ 11/15/24	100.0000000%

Class A-2b
Note Balance @ 10/15/24	70,000,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	70,000,000.00
Note Factor @ 11/15/24	100.0000000%

Class A-3
Note Balance @ 10/15/24	190,180,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	190,180,000.00
Note Factor @ 11/15/24	100.0000000%

Class B
Note Balance @ 10/15/24	36,710,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	36,710,000.00
Note Factor @ 11/15/24	100.0000000%

Class C
Note Balance @ 10/15/24	57,050,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	57,050,000.00
Note Factor @ 11/15/24	100.0000000%

Class D
Note Balance @ 10/15/24	39,900,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	39,900,000.00
Note Factor @ 11/15/24	100.0000000%

Class E
Note Balance @ 10/15/24	29,920,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	29,920,000.00
Note Factor @ 11/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,801,769.06
Total Principal Paid	28,330,021.28
Total Paid	31,131,790.34

Class A-1
Coupon	5.54500%
Interest Paid	297,113.12
Principal Paid	28,330,021.28
Total Paid to A-1 Holders	28,627,134.40

Class A-2a
Coupon	5.37000%
Interest Paid	963,243.75
Principal Paid	0.00
Total Paid to A-2a Holders	963,243.75

Class A-2b
SOFR Rate	5.00981%
Coupon	5.62981%
Interest Paid	339,352.44
Principal Paid	0.00
Total Paid to A-2b Holders	339,352.44

Class A-3
Coupon	4.98000%
Interest Paid	789,247.00
Principal Paid	0.00
Total Paid to A-3 Holders	789,247.00

Class B
Coupon	5.18000%
Interest Paid	158,464.83
Principal Paid	0.00
Total Paid to B Holders	158,464.83

Class C
Coupon	5.35000%
Interest Paid	254,347.92
Principal Paid	0.00
Total Paid to C Holders	254,347.92

Class D
Principal Paid	0.00
Total Paid to D Holders	0.00

Class E
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.6198099
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	36.6016218
Total Distribution Amount	40.2214317

A-1 Interest Distribution Amount	2.2008379
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	209.8520095
Total A-1 Distribution Amount	212.0528474

A-2a Interest Distribution Amount	4.4750000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	4.4750000

A-2b Interest Distribution Amount	4.8478920
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	4.8478920

A-3 Interest Distribution Amount	4.1500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.1500000

B Interest Distribution Amount	4.3166666
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.3166666

C Interest Distribution Amount	4.4583334
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.4583334

D Principal Distribution Amount	0.0000000
Total D Distribution Amount	0.0000000

E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/24	3,989,730.31
Investment Earnings	16,059.48
Investment Earnings Paid	(16,059.48)
Deposit/(Withdrawal)	-
Balance as of 11/15/24	3,989,730.31
Change	-

Required Reserve Amount	3,989,730.31

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2024-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules. Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.